UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549


FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
December 31, 2000

Check here if Amendment     [     ]     Amendment Number:
This Amendment  :		[     ]     is a restatement
					 Adds new holdings entries.

Institutional Investment Manager Filing this report:

Nevis Capital Management, Inc.
1119 Saint Paul St.
Baltimore, MD  21202


13F File Number:		28-5688

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it;  that all information contained herein is true, correct and complete;  and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III		Baltimore, Maryland		February 6, 2000


Report Type:

[     X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total:	1,048,625

FORM 13F INFORMATION TABLE

Nevis Capital Management, Inc.
FORM 13F
December 31, 2000

                                                                Voting Authority
                                                                --------------------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
-------------------------------------------     ----    ------- --------------------------------

Aether SCOM     00808v10   24850  635150SH              Sole                      635150
Agile   COM     00846X10    6271  127000SH              Sole                      127000
AmericanCOM     02991220  139160 3674181SH              Sole                     3674181
Armor HoCOM     04226010   41161 2360500SH              Sole                     2360500
BEA SystCOM     07332510   65578  974225SH              Sole                      974225
CSG SystCOM     12634910   69167 1473600SH              Sole                     1473600
Clear ChCOM     18450210   70295 1451257SH              Sole                     1451257
ConductuCOM     20678410    5408 1030000SH              Sole                     1030000
ConneticCOM     20819210    9952 2181355SH              Sole                     2181355
Ebenx InCOM     27866810    3758  556800SH              Sole                      556800
Gene LogCOM     36868910    4043  220000SH              Sole                      220000
HealthsoCOM     42192410   18465 1131981SH              Sole                     1131981
HyperionCOM     44914M10   31620 2048267SH              Sole                     2048267
MicrostrCOM     59497210   23511 2474850SH              Sole                     2474850
ParametrCOM     69917310   17813 1325611SH              Sole                     1325611
Primus  COM     74163Q10   10833 1666659SH              Sole                     1666659
RationalCOM     75409p20  164039 4212881SH              Sole                     4212881
SBA CommCOM     78388J10   96947 2360953SH              Sole                     2360953
Vicor CoCOM     92581510   96157 3165673SH              Sole                     3165673
Vitesse COM     92849710   65346 1181403SH              Sole                     1181403
Wind RivCOM     97314910   84250 2468863SH              Sole                     2468863
REPORT S      21DATA REC 1048625        0       OTHER MANAGERS ON WHOSE BEHALF
REPORT IS FILED



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